UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible &

Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2014

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—43.1%
	Advertising—0.6%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$5,448,100

	Auto Components—0.7%
4,015	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	4,366,312
970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	1,085,188

		5,451,500

	Auto Manufacturers—0.8%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,344,650

	Commercial Services—4.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,265	9.625%, 3/15/18	1,400,987
3,000	9.75%, 3/15/20	3,517,500
8,535	Cenveo Corp., 11.50%, 5/15/17	7,318,762
4,295	DynCorp International, Inc., 10.375%, 7/1/17	4,423,850
3,035	Interactive Data Corp., 10.25%, 8/1/18	3,421,963
4,925	Monitronics International, Inc., 9.125%, 4/1/20	5,343,625
8,250	National Money Mart Co., 10.375%, 12/15/16	8,879,063

		34,305,750

	Commercial Services & Supplies—0.8%
4,355	United Rentals North America, Inc., 8.375%, 9/15/20	4,768,725
1,745	West Corp., 8.625%, 10/1/18	1,923,863

		6,692,588

	Consumer Finance—0.8%
1,855	SLM Corp., 8.45%, 6/15/18	2,068,325
4,110	Springleaf Finance Corp., 6.90%, 12/15/17	4,279,538

		6,347,863

	Distribution/Wholesale—0.5%
4,325	HD Supply, Inc., 10.50%, 1/15/21	4,503,406

	Diversified Consumer Services—0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,795,700

	Diversified Financial Services—1.5%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	7,390,350
5,370	12.75%, 5/1/20 (a)(b)	5,524,387

		12,914,737

	Diversified Telecommunications—0.9%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	7,936,150

	Electric—0.3%
8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	2,665,000

	Electrical Components & Equipment—1.3%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,711,688

	Electronic Equipment, Instruments & Components—0.7%
5,815	Kemet Corp., 10.50%, 5/1/18	6,033,062

	Electronics—0.2%
1,300	NXP BV/NXP Funding LLC, 9.75%, 8/1/18 (a)(b)	1,475,500

	Energy Equipment & Services—1.0%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,765,475

	Food & Staples Retailing—0.5%
4,000	Rite Aid Corp., 10.25%, 10/15/19	4,605,000

	Health Care Providers & Services—0.9%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	7,276,425

	Healthcare-Products—0.6%
4,605	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	5,007,937

	Hotels, Restaurants & Leisure—1.9%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,774,400
6,395	MGM Resorts International, 11.375%, 3/1/18	8,313,500

		16,087,900

	Household Durables—1.0%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23 (a)(b)	2,388,119
3,920	9.125%, 5/15/19	4,307,100
1,390	Jarden Corp., 7.50%, 5/1/17	1,588,075

		8,283,294

	Household Products/Wares—0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	6,261,719

	Internet Software & Services—1.1%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20 (a)(b)	2,178,000
6,840	8.875%, 5/15/19	6,908,400

		9,086,400

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Iron/Steel—0.6%
$5,600	AK Steel Corp., 8.375%, 4/1/22	$5,040,000

	IT Services—0.2%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	2,049,513

	Leisure Time—1.0%
525	NCL Corp. Ltd., 9.50%, 11/15/18	594,562
8,145	Travelport LLC, 11.875%, 9/1/16	7,758,113

		8,352,675

	Lodging—0.8%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,665,775

	Machinery—0.5%
4,495	Navistar International Corp., 8.25%, 11/1/21	4,601,756

	Media—2.8%
4,455	McClatchy Co., 9.00%, 12/15/22 (a)(b)	4,833,675
6,280	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	6,554,750
5,100	Media General, Inc., 11.75%, 2/15/17	5,712,000
2,850	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	2,807,250
3,260	Sinclair Television Group, Inc., 9.25%, 11/1/17 (a)(b)	3,496,350

		23,404,025

	Metals & Mining—0.9%
2,865	ArcelorMittal, 10.35%, 6/1/19	3,559,762
3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	3,617,250

		7,177,012

	Miscellaneous Manufacturing—0.9%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	7,763,219

	Oil & Gas—1.8%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,805,000
6,635	United Refining Co., 10.50%, 2/28/18	7,563,900

		15,368,900

	Oil, Gas & Consumable Fuels—2.0%
2,160	Arch Coal, Inc., 9.875%, 6/15/19 (a)(b)	2,235,600
7,510	Endeavour International Corp., 12.00%, 3/1/18	7,096,950
4,550	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,181,312
2,200	Laredo Petroleum, Inc., 9.50%, 2/15/19	2,502,500

		17,016,362

	Packaging & Containers—0.6%
4,818	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	5,420,250

	Retail—0.4%
3,020	Toys “R” Us, Inc., 10.375%, 8/15/17	3,314,450

	Semiconductors & Semiconductor Equipment—1.2%
1,950	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,028,000
	Freescale Semiconductor, Inc.,
3,806	10.125%, 3/15/18 (a)(b)	4,272,235
3,360	10.75%, 8/1/20	3,813,600

		10,113,835

	Software—0.6%
4,330	First Data Corp., 12.625%, 1/15/21	4,752,175

	Specialty Retail—0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,336,250

	Telecommunications—2.6%
6,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,049,154
4,335	Consolidated Communications Finance Co., 10.875%, 6/1/20	5,028,600
6,151	ITC Deltacom, Inc., 10.50%, 4/1/16	6,510,526
3,860	NII Capital Corp., 8.875%, 12/15/19	3,512,600

		22,100,880

	Textiles, Apparel & Luxury Goods—0.8%
6,000	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	6,720,000

	Trading Companies & Distribution—0.8%
5,710	Aircastle Ltd., 9.75%, 8/1/18	6,480,850

	Transportation—1.8%
6,675	Quality Distribution LLC, 9.875%, 11/1/18	7,492,688
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,562,025

		15,054,713

	Wireless Telecommunication Services—0.9%
5,295	Sprint Nextel Corp., 11.50%, 11/15/21	7,333,575

	Total Corporate Bonds & Notes (cost-$355,509,223)	363,066,059

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2013 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—33.8%
	Aerospace & Defense—1.0%
147,230	United Technologies Corp., 7.50%, 8/1/15	$8,883,858

	Airlines—1.4%
239,795	Continental Airlines Finance Trust II, 6.00%, 11/15/30	11,675,019

	Auto Components—1.1%
178,465	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	8,914,327

	Automobiles—1.5%
257,095	General Motors Co., 4.75%, 12/1/13, Ser. B	12,548,807

	Biotechnology—1.1%
167,100	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences Inc.) (d)	9,158,751

	Capital Markets—1.0%
129,670	AMG Capital Trust I, 5.10%, 4/15/36	8,404,237

	Commercial Banks—2.1%
61,835	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (c)	9,769,930
6,185	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (c)	7,762,175

		17,532,105

	Commercial Services & Supplies—0.8%
98,416	United Rentals, Inc., 6.50%, 8/1/28	6,919,875

	Communications Equipment—2.2%
9,160	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	8,498,190
166,735	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (d)	10,227,692

		18,725,882

	Computers & Peripherals—1.2%
416,800	JPMorgan Chase & Co., 7.00%, 3/24/14 (EMC Corp.) (d)	9,911,504

	Diversified Financial Services—1.4%
10,430	Bank of America Corp., 7.25%, 12/31/49, Ser. L (c)	12,390,840

	Electric Utilities—2.4%
	NextEra Energy, Inc.,
149,575	5.599%, 6/1/15	8,100,234
25,000	7.00%, 9/1/13	1,395,000
202,215	PPL Corp., 9.50%, 7/1/13	10,567,756

		20,062,990

	Health Care Providers & Services—1.2%
8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (c)	10,578,190

	Insurance—2.2%
263,610	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group Inc.) (d)	10,984,629
148,125	MetLife, Inc., 5.00%, 3/26/14	7,881,731

		18,866,360

	Internet & Catalog Retail—1.2%
12,505	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (d)	9,970,987

	IT Services—0.9%
127,940	Unisys Corp., 6.25%, 3/1/14	7,553,578

	Machinery—0.3%
18,060	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,388,435

	Metals & Mining—1.2%
172,990	ArcelorMittal, 6.00%, 1/15/16	3,678,736
239,785	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	4,601,474
125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,306,250

		10,586,460

	Multi-Utilities—1.1%
186,560	AES Trust III, 6.75%, 10/15/29	9,354,118

	Oil, Gas & Consumable Fuels—2.9%
168,300	Apache Corp., 6.00%, 8/1/13	7,874,757
	Chesapeake Energy Corp.,
93,350	5.00%, 12/31/49 (c)	8,290,647
800	5.75%, 5/17/15 (a)(b)(c)	876,700
94,905	PetroQuest Energy, Inc., 6.875%, 12/31/49 (c)	2,992,468
	Sanchez Energy Corp., (a)(b)(c)
20,000	4.875%, 12/31/49	1,152,500
48,395	6.50%, 12/31/49	2,897,651

		24,084,723

	Real Estate Investment Trust—3.9%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (c)	9,435,880
539,470	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (c)	13,351,882
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (c)	10,031,805

		32,819,567

	Road & Rail—1.7%
963,525	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	14,078,931

	Total Convertible Preferred Stock (cost-$253,072,067)	285,409,544

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—20.0%
	Aerospace & Defense—1.0%
$5,575	GenCorp, Inc., 4.063%, 12/31/39	$8,815,469

	Biotechnology—0.6%
6,790	Dendreon Corp., 2.875%, 1/15/16	5,109,475

	Capital Markets—2.3%
8,165	Ares Capital Corp., 5.75%, 2/1/16	9,001,912
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,478,000

		19,479,912

	Commercial Services—1.0%
8,690	Cenveo Corp., 7.00%, 5/15/17	8,021,956

	Construction Materials—0.8%
5,850	Cemex S.A.B. de C.V., 4.875%, 3/15/15	7,063,875

	Electrical Equipment—1.1%
6,970	EnerSys, 3.375%, 6/1/38 (e)	9,474,879

	Hotels, Restaurants & Leisure—2.0%
6,935	MGM Resorts International, 4.25%, 4/15/15	7,901,566
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	8,945,625

		16,847,191

	IT Services—1.1%
3,990	Alliance Data Systems Corp., 1.75%, 8/1/13	8,982,487

	Machinery—3.9%
7,710	Greenbrier Cos, Inc., 3.50%, 4/1/18	8,109,956
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	9,688,175
4,325	7.875%, 3/1/26 (a)(b)	5,476,532
8,665	Navistar International Corp., 3.00%, 10/15/14	8,897,872
350	Terex Corp., 4.00%, 6/1/15	800,406

		32,972,941

	Media—0.7%
3,275	Liberty Interactive LLC, 3.125%, 3/30/23	5,561,359

	Oil, Gas & Consumable Fuels—1.0%
1,560	Endeavour International Corp., 5.50%, 7/15/16	919,425
2,815	PDC Energy, Inc., 3.25%, 5/15/16 (a)(b)	3,905,813
4,175	Peabody Energy Corp., 4.75%, 12/15/41	3,613,984

		8,439,222

	Road & Rail—0.1%
450	Avis Budget Group, Inc., 3.50%, 10/1/14	929,531

	Semiconductors & Semiconductor Equipment—1.0%
7,550	SunPower Corp., 4.75%, 4/15/14	8,120,969

	Software—1.4%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	5,777,825
5,720	TeleCommunication Systems, Inc., 7.75%, 6/30/18	5,687,825

		11,465,650

	Thrifts & Mortgage Finance—0.6%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,359,097

	Tobacco—1.4%
9,940	Vector Group Ltd., 2.50%, 1/15/19 (f)	11,738,941

	Total Convertible Bonds & Notes (cost-$136,257,546)	168,382,954

SHORT-TERM INVESTMENTS—3.1%
	Time Deposit—3.1%
6,833	Citibank-London, 0.03%, 6/3/13	6,833,271
19,099	Wells Fargo-Grand Cayman, 0.03%, 6/3/13	19,098,739

	Total Short Term Investments (cost-$25,932,010)	25,932,010

	Total Investments (cost-$770,770,846) (g)—100.0%	$842,790,567

AllianzGI Convertible & Income Fund II Schedule of Investments

May 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $66,910,778, representing 7.9% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Perpetual maturity. The date shown, if any, is the next call date.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional income based on the actual dividends paid on its common stock.

(g)	At May 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $772,962,776. Gross unrealized appreciation was $92,899,543; gross unrealized depreciation was $23,071,752; and net unrealized appreciation was $69,827,791. The difference between book and tax cost basis was attributable to differing treatment of bond premium amortization and to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at May 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/13
Investments in Securities - Assets
Corporate Bonds & Notes	—	$363,066,059	—	$363,066,059
Convertible Preferred Stock:
Airlines	—	11,675,019	—	11,675,019
Biotechnology	—	—	$9,158,751	9,158,751
Capital Markets	—	8,404,237	—	8,404,237
Commercial Banks	$7,762,175	9,769,930	—	17,532,105
Commercial Services & Supplies	—	6,919,875	—	6,919,875
Communications Equipment	—	8,498,190	10,227,692	18,725,882
Computers & Peripherals	—	—	9,911,504	9,911,504
Health Care Providers & Services	—	10,578,190	—	10,578,190
Insurance	7,881,731	—	10,984,629	18,866,360
Internet & Catalog Retail	—	—	9,970,987	9,970,987
Metals & Mining	6,907,724	3,678,736	—	10,586,460
Oil, Gas & Consumable Fuels	7,874,757	16,209,966	—	24,084,723
Road & Rail	—	14,078,931	—	14,078,931
All Other	114,916,520	—	—	114,916,520
Convertible Bonds & Notes	—	168,382,954	—	168,382,954
Short-Term Investments	—	25,932,010	—	25,932,010

Totals	$145,342,907	$647,194,097	$50,253,563	$842,790,567

At May 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales		Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/13
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	—	$9,251,157	—		—	—	$(92,406)	—	—	$9,158,751
Communications Equipment	$10,664,871	—	—		—	—	(437,179)	—	—	10,227,692
Computer Storage & Peripherals	8,506,486	—	$(10,817,502	)†	—	—	2,311,016	—	—	—
Computers & Peripherals	—	9,979,317	—		—	—	(67,813)	—	—	9,911,504
Insurance	—	10,403,606	—		—	—	581,023	—	—	10,984,629
Internet & Catalog Retail	—	10,035,263	—		—	—	(64,276)	—	—	9,970,987

Totals	$19,171,357	$39,669,343	$(10,817,502)		—	—	$2,230,365	—	—	$50,253,563

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized as Level 3 at May 31, 2013:

	Ending Balance at 5/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$50,253,563	Third-Party Vendor	Single Broker Quote	$23.78-$797.36

† Stock conversion.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at May 31, 2013, was $(80,651).

Glossary:

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: July 22, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: July 22, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2013